Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Common stock, shares par value	$ 0.01
Common stock, shares authorized	1,000,000,000
Common stock, shares issued	623,600,000
Common stock, shares outstanding	623,600,000
Successor [Member]
Common stock, shares par value		$ 0.01	$ 0.01
Common stock, shares authorized		1,000,000,000	1,000,000,000
Common stock, shares issued		623,600,000	400,000,000
Common stock, shares outstanding		623,600,000	400,000,000
Predecessor [Member]
Common stock, shares par value				$ 1.00
Common stock, shares authorized				1
Common stock, shares issued				1
Common stock, shares outstanding				1